RELATED PARTIES	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
RELATED PARTIES

NOTE 27 - RELATED PARTIES:

a.    Key management in 2020 includes members of the Board of Directors, including the Company’s Chief Commercial Officer and Chief Executive Officer:

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	1,526	876	734
Post-employment benefits	61	43	36
Share-based payments	710	468	510
Other long-term benefits	33	26	26

b.    Balances with related parties:

	December 31,
	2020	2019
	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	484	175